Expense Example - Invesco Managed Futures Strategy ETF - Invesco Managed Futures Strategy ETF	Mar. 13, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	$ 230